Schedule II Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 11,645	¥ 10,359	¥ 11,477
Addition- charged to income	1,857	3,419	1,840
Deduction bad debts written off	(1,540)	(1,983)	(2,189)
Translation adjustments and other	532	(150)	(769)
Balance at end of period	12,494	11,645	10,359
Finance Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	3,068	2,627	2,675
Addition- charged to income	2,331	2,351	1,495
Deduction bad debts written off	(2,157)	(2,199)	(1,653)
Translation adjustments and other	549	289	110
Balance at end of period	¥ 3,791	¥ 3,068	¥ 2,627